COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Twelve months ended March 31, June 30, and September 30,
2018	$ 679,178	$ 782,574
2019	29,301	81,419
2020 and thereafter	0	0
Total	$ 708,479	$ 863,993